LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

7.	LEASES

The Group applies IFRS 16 to recognize, measure, present, and disclose leases. Under IFRS 16, Codere Online recognizes right-of-use assets and lease liabilities for all lease contracts, except for short-term leases (defined as leases with a term of 12 months or less) and low-value leases.

During 2024, the Group recognized several lease agreements under IFRS 16, including office and vehicle leases. These agreements vary in lease terms, jurisdictions, and conditions, and are assessed individually in accordance with IFRS 16 requirements. In particular, the new agreement for the Group’s main office in Israel established a defined non-cancellable lease term of 64 months, running from July 2024 to October 2029, with a monthly rent of ILS 123 thousand. This lease is now recognized under IFRS 16 in the consolidated financial statements.

Other active lease contracts recognized under IFRS 16 during the period include:

-	A new office lease in Melilla, which replaced a previous contract terminated early in 2024. The new lease became effective after a 6-month grace period related to refurbishment works.

-	Four vehicle lease contracts signed in 2024, replacing internal service arrangements previously in place within the Group. These new contracts are assessed under IFRS 16 based on the lease terms specified in each agreement.

Below is a summary table with details of the three lease contracts:

Category	Lessee	Country	CCY	Start date	End date	Lease duration (months)	Rent Amount (Monthly) (EUR)(*)
Main Israel office lease (unit n2)	Kudra Israel Marketing (IMSS)	Israel	ILS	01/07/24	28/10/29	64	32,400
Melilla Office	Codere Online, S.A.U. (CDON)	Spain	EUR	19/04/2024	19/04/2028	48	10,000
Vehicles leasing	Servicios de Juego Online S.A.U. (SEJO)	Spain	EUR	01/2024 - 04/2024	03/2028 - 01/2029	51-58	594 - 740

*	These figures are not presented in thousands of euros.

Right-of-Use Assets

The reconciliation of the carrying amounts of the items comprising “Right of use assets” at the beginning and end of the reporting period is set forth below:

Cost	Balance at 12/31/2023	Additions	Derecognitions	Balance at 12/31/2024
Right of use assets	-	2,200	-	2,200
Total	-	2,200	-	2,200
Accumulated depreciation (Note 14)

Right of use assets	-	(242)	-	(242)
Total	-	(242)	-	(242)
Carrying amount	-	1,958	-	1,958

Lease Liabilities

The lease liabilities as of December 31, 2024, amounted to €2,002 thousand. The maturity analysis is as follows:

Maturity Analysis:	12/31/2024
Year 1	540
Year 2	540
Year 3	540
Year 4	450
Year 5	322
Onwards	-
Total future lease payments	2,392
Less: unearned interest	(390)
Lease Liabilities as of December 31, 2024	2,002
Analyses as:
Non-Current	1,638
Current	364

Lease Expenses and cash outflow

For the year ended 31 December 2024, Codere Online recognized the following lease-related expenses in the statement of profit or loss:

12/31/2024
Depreciation of right-of-use assets	(242)
Lease Finance Interest	(105)
Operating expenses (short term and low-value leases)	(234)
Total	(581)

The total cash outflow for leases amount to €0.3 million (nil in 2023).

Commitments and Future Lease Arrangements

The Group has entered into the new office lease agreement that has not started as of December 31, 2024. This agreement commences in January 2025 and will be recognized in accordance with IFRS 16.

Category	Lessee	Country	CCY	Start date	End date	Lease duration (months)	Rent Amount (Monthly) (EUR)(*)
Israel office additional lease (unit n3)	Kudra Israel Marketing (IMSS)	Israel	ILS	01/01/2025	28/10/2029	58	6,427

*	These figures are not presented in thousands of euros.